Property, plant and equipment, net	12 Months Ended
Mar. 31, 2015
Property, plant and equipment, net
Property, plant and equipment, net

6Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Buildings	578,513	581,252	93,766
Leasehold improvements	14,864	14,864	2,398
Machineries	118,449	137,811	22,231
Motor vehicles	14,885	15,209	2,453
Furniture, fixtures and equipment	35,433	40,132	6,474
Construction-in-progress	9,684	4,283	691

	771,828	793,551	128,013
Less: Accumulated depreciation	(145,196)	(190,384)	(30,712)

Total property, plant and equipment, net	626,632	603,167	97,301

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Direct costs	17,421	18,150	28,819	4,649
Research and development	2,073	1,863	2,231	360
Sales and marketing	2,805	2,611	2,530	408
General and administrative	8,954	9,820	12,408	2,002

Total depreciation expense	31,253	32,444	45,988	7,419

Interest cost incurred consists of the following:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Interest cost capitalized	1,274	25,912	—	—
Interest cost charged to income	70,097	70,075	101,102	16,309

Total interest cost incurred	71,371	95,987	101,102	16,309

As of March 31, 2014 and 2015, buildings with carrying value of RMB114,570 and RMB107,509 (US$17,343) were collateralized for short-term bank loans of RMB60,000 and RMB60,000 (US$9,679), respectively (Note 11).